REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details) ₽ in Millions, $ in Millions	Dec. 31, 2022 RUB (₽)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 RUB (₽)	Dec. 31, 2020 RUB (₽)
REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Retained earnings	₽ 173,697	$ 2,469.5	₽ 131,488	₽ 145,789
Adjustment
REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Retained earnings		$ (16.2)		₽ (1,199)